Derivative Instruments and Hedging Activities Schedule of Derivative Instruments (Details) In Thousands, unless otherwise specified	Sep. 30, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2013 Pound Sterling Notional Amount GBP (£)	Sep. 30, 2013 Interest Rate Swap US Dollar Notional Amount USD ($)	Dec. 31, 2012 Interest Rate Swap US Dollar Notional Amount USD ($)	Sep. 30, 2013 Interest Rate Swap Pound Sterling Notional Amount USD ($)	Dec. 31, 2012 Interest Rate Swap Pound Sterling Notional Amount USD ($)	Dec. 31, 2012 Interest Rate Swap Pound Sterling Notional Amount GBP (£)	Sep. 30, 2013 Interest Rate Swap Canadian Dollar Notional Amount USD ($)	Sep. 30, 2013 Interest Rate Swap Canadian Dollar Notional Amount CAD	Dec. 31, 2012 Interest Rate Swap Canadian Dollar Notional Amount USD ($)	Dec. 31, 2012 Interest Rate Swap Canadian Dollar Notional Amount CAD	Sep. 30, 2013 Foreign Exchange Forward Pound Sterling Notional Amount USD ($)	Sep. 30, 2013 Foreign Exchange Forward Pound Sterling Notional Amount GBP (£)	Sep. 30, 2013 Foreign Exchange Forward Euro Notional Amount USD ($)	Sep. 30, 2013 Foreign Exchange Forward Euro Notional Amount EUR (€)
Derivative [Line Items]
Derivative, notional amount				£ 50,000	$ 420,000	$ 520,000			£ 50,000		25,000		25,000		£ 70,000		€ 149,976
Derivative assets, noncurrent	52									52
Derivative liabilities, current	15,403	705				705								7,439		7,964
Derivative liabilities, noncurrent	$ 9,568	$ 14,938	$ 10,600		$ 8,631	$ 12,791	$ 937	$ 2,135				$ 12